Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 24, 2023	Jan. 08, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 14, 2023	Mar. 30, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized				5,000,000		5,000,000	5,000,000
Extinguishment of debt							$ 437,000
Secured debt	$ 10,000,000			$ 10,000,000				$ 10,000,000
Conversion percentage, description		(y) February 1, 2024, provided that such conversion is not limited by the 19.9% Cap or the 50% Cap as described below; and if Automatic Conversion would then be limited by the 19.9% Cap or the 50% Cap, the Automatic Conversion shall take place on the tenth day after such stockholder approvals have been obtained as may be required to permit such Automatic Conversion without the limitations of the 19.9% Cap and the 50% Cap. Further, if the holders of at least a majority of the outstanding shares of Series B Preferred Stock approve or consent to the Automatic Conversion of the shares of that series, and the conversion is not then limited by the 19.9% Cap or the 50% Cap, then the outstanding shares of Series B Preferred Stock shall be converted into common stock upon such approval or consent.
Preferred stock voting rights				(i) creation of any Preferred Stock ranking as senior stock to the series with respect to liquidation preferences; (ii) repurchase of any shares of common stock or other junior stock except shares issued pursuant to or in connection with a compensation or incentive plan or agreement approved by the Board of Directors for any officers, directors, employees or consultants of AgeX; (iii) any sale, conveyance, or other disposition of all or substantially all AgeX’s property or business, or any liquidation or dissolution of AgeX, or a merger into or consolidation with any other corporation (other than a wholly-owned subsidiary corporation) but only to the extent that the Delaware General Corporation Law requires that such transaction be approved by each class or series of Preferred Stock; (iv) any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock; or (v) any amendment of AgeX’s Certificate of Incorporation or Bylaws that results in any adverse change in the powers, preferences and rights of, and the qualifications, limitations or restrictions on, the series of Preferred Stock. However, the terms of the Preferred Stock do not restrict or limit the rights and powers of the Board of Directors to fix by resolution the rights, preferences, and privileges of, and restrictions and limitations on, stock ranking as parity stock or junior stock to a series of Preferred Stock.
Common stock, shares authorized				200,000,000		200,000,000	100,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding				37,951,000		37,949,000	37,941,000
Common stock, shares issued				37,951,000		37,949,000	37,941,000
Warrant to purchase share of common stock				1,898,489
Proceeds from issuance costs	25,000,000						$ 496,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding				37,951,261		37,949,196	37,941,220
Common stock, shares issued				37,951,261		37,949,196	37,941,220
Proceeds from issuance costs				$ 10,000,000		$ 10,000,000
2020 Loan Agreement [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock									3,670,663
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Subscriptions price		$ 100,000
Preferred stock closing price		$ 0.72
Conversion percentage, description		If under the rules of the NYSE American or any other national securities exchange on which AgeX common stock may be listed, approval by AgeX stockholders would be required in connection with the issuance of common stock in excess of the “19.9% Cap” upon any conversion of Series B Preferred Stock, then unless and until such stockholder approval has been obtained, the maximum number of shares of common stock that may be issued upon conversion of all shares of Series B Preferred Stock shall be an amount equal to the 19.9% Cap. The 19.9% Cap means 7,550,302 shares of common stock, which is 19.9% of the shares of common stock outstanding on February 14, 2022 when the Secured Note, a portion of which has not been approved by AgeX stockholders for conversion into common stock without regard to the 19.9% Cap and 50% Cap, was issued.
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion percentage, description		If under the rules of the NYSE American or any other national securities exchange on which AgeX common stock may be listed, approval by AgeX stockholders would be required in connection with the issuance of common stock in excess of the 50% Cap upon any conversion of Series B Preferred Stock, then unless and until such stockholder approval has been obtained, the maximum number of shares of common stock that may be issued to a holder of Series B Preferred Stock upon conversion of such shares shall be an amount that, when added to other shares of common stock owned by such holder immediately prior to such conversion would equal one share less than the 50% Cap.
Juvenescence Limited [Member]
Class of Stock [Line Items]
Extinguishment of debt	36,000,000	$ 36,000,000
Secured debt	10,000,000
Proceeds from issuance costs	10,000,000
Juvenescence Limited [Member] | Origination Fee [Member]
Class of Stock [Line Items]
Secured debt		10,000,000
Juvenescence Limited [Member] | 2020 Loan Agreement [Member]
Class of Stock [Line Items]
Secured debt		$ 10,000,000
Juvenescence Limited [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		211,600
Juvenescence Limited [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		148,400
Juvenescence [Member]
Class of Stock [Line Items]
Secured debt	$ 10,000,000
Line of credit facility				$ 2,500,000		$ 12,660,000
Warrant to purchase share of common stock				10,357,086		8,458,597
Juvenescence [Member] | Issuance And Sale Of Warrants [Member]
Class of Stock [Line Items]
Warrant to purchase share of common stock				1,898,489
Chardan Capital Markets LLC [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.0001
Payments for offering			$ 12,600,000
Proceeds from issuance costs				$ 0	$ 0		$ 496,000